NET LOSS PER SHARE (Details)		8 Months Ended	12 Months Ended
	Aug. 11, 2022	Mar. 31, 2023	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2022 CAD ($) $ / shares shares
NET LOSS PER SHARE
Loss attributable to common shares | $			$ (48,492,996)	$ (54,691,130)
Weighted average number of shares outstanding - Basic | shares			11,640,573	57,751,224
Weighted average number of shares outstanding - Diluted | shares			11,640,573	57,751,224
Basic			$ (4.17)	$ (0.95)
Diluted			(4.17)	(0.95)
Basic			(3.28)	(0.31)
Diluted			(3.28)	(0.31)
Basic			(0.89)	(0.64)
Diluted			$ (0.89)	$ (0.64)
Stock split ratio	5	5